CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY Statement (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Class A Voting common stock [Member]	Class B Nonvoting common stock [Member]	Common stock [Member] USD ($)	Common stock [Member] Class A Voting common stock [Member] USD ($)	Common stock [Member] Class B Nonvoting common stock [Member] USD ($)	Common stock [Member] Conversion of Class_A Common [Member] USD ($)	Common stock [Member] Conversion of Class_B Common [Member] USD ($)	Common stock [Member] Reclassification and conversion of preferred stock to common stock in connection with the IPO [Member] USD ($)	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] Reclassification and conversion of preferred stock to common stock in connection with the IPO [Member] USD ($)	Retained earnings (deficit) [Member] USD ($)
Stockholders' equity, beginning of period at Dec. 31, 2010	$ 122,229				$ 227	$ 20				$ 73,643		$ 48,339
Common stock outstanding, beginning of period (in shares) at Dec. 31, 2010					22,725,500	1,973,509
Consolidated Statement of Stockholders' Equity [Roll Forward]
Dividends accrued on Class B Preferred stock	(4,188)											(4,188)
Conversion of stock, issued	0
Purchase of shares from existing stockholders (in shares)					(11,135,495)
Purchase of shares from existing stockholders	(25,000)				(111)					(24,889)
Stockholder loans related to tax withholding on stock issuance	134									134
Issuance of nonvested stock awards, net of forfeitures (in shares)						272,706
Issuance of nonvested stock awards, net of forfeitures	0					(3)				3
Stock compensation expense	384									384
Net loss	(42,133)											(42,133)
Stockholders' equity, end of period at Dec. 31, 2011	51,426				116	17				49,275		2,018
Common stock outstanding, end of period (in shares) at Dec. 31, 2011					11,590,005	1,700,803
Consolidated Statement of Stockholders' Equity [Roll Forward]
Dividends accrued on Class B Preferred stock	(4,480)
Recognition of beneficial conversion feature on Convertible Class C Preferred stock	5,000									5,000
Deemed dividend on Convertible Class C Preferred stock	(5,000)									(5,000)
Dividends accrued on Class B Preferred stock	(4,480)									(4,480)
Issuance of common stock to related party (in shares)						110,381
Issuance of common stock to related party (Note 14)	107					1				106
Issuance of shares to existing stockholders (in shares)						337,636
Issuance of shares to existing stockholders	328					3				325
Conversion of stock, issued	0
Stockholder loans related to tax withholding on stock issuance	11									11
Issuance of nonvested stock awards, net of forfeitures (in shares)						175,648
Issuance of nonvested stock awards, net of forfeitures	0					2				(2)
Exercise of stock options (in shares)						546,244
Exercise of stock options (Note 18)	0					6				(6)
Stock compensation expense	1,305									1,305
Net loss	(14,533)											(14,533)
Stockholders' equity, end of period at Dec. 31, 2012	34,164			0	116	29				46,534		(12,515)
Common stock outstanding, end of period (in shares) at Dec. 31, 2012	0	11,590,005	2,870,712	0	11,590,005	2,870,712
Consolidated Statement of Stockholders' Equity [Roll Forward]
Dividends accrued on Class B Preferred stock	(1,836)
Dividends accrued on Class B Preferred stock	(1,836)									(1,836)
Issuance of common stock (in shares)				4,411,765
Issuance of common stock, net of offering costs	55,225			44						55,181
Conversion of stock, converted (in shares)					(11,590,005)	(2,870,712)
Conversion of stock, converted	0				(116)	(29)
Conversion of stock, issued (in shares)							11,590,005	2,870,712	7,191,891
Conversion of stock, issued	43,313						116	29	72		43,241
Issuance of nonvested stock awards, net of forfeitures (in shares)				47,634
Issuance of nonvested stock awards, net of forfeitures	0			0
Repayment of stockholder loans	401									401
Stock compensation expense	1,049									1,049
Net loss	(4,635)
Stockholders' equity, end of period at Dec. 31, 2013	$ 127,681			$ 261	$ 0	$ 0				$ 144,570		$ (17,150)
Common stock outstanding, end of period (in shares) at Dec. 31, 2013	26,112,007	0	0	26,112,007	0	0